Revenue - Summary of Revenue Disaggregated by Major Product Type and by Business Unit (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 13,481	$ 8,948
Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,992	9,412
Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(511)	(464)
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,452	2,419
Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,452	2,419
Copper | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,063	2,700
Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,574	3,164
Zinc | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(511)	(464)
Steelmaking Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,251	3,375
Steelmaking Coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,251	3,375
Steelmaking Coal | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	715	454
Energy | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,066	2,119
Copper | Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,066	2,119
Copper | Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Copper | Steelmaking Coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Copper | Energy | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,622	2,251
Zinc | Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	286	189
Zinc | Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,336	2,062
Zinc | Steelmaking Coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Zinc | Energy | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Steelmaking coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,251	3,375
Steelmaking coal | Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Steelmaking coal | Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Steelmaking coal | Steelmaking Coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,251	3,375
Steelmaking coal | Energy | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Blended bitumen | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	715	454
Blended bitumen | Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Blended bitumen | Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Blended bitumen | Steelmaking Coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Blended bitumen | Energy | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	715	454
Silver | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	495	467
Silver | Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41	35
Silver | Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	454	432
Silver | Steelmaking Coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Silver | Energy | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Lead | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	445	361
Lead | Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6	5
Lead | Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	439	356
Lead | Steelmaking Coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Lead | Energy | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Other | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	398	385
Other | Copper | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	53	71
Other | Zinc | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	345	314
Other | Steelmaking Coal | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Other | Energy | Segment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 0	$ 0